Fees Summary	Apr. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,000,000,000
Previously Paid Amount	0	[1],[2]
Total Fee Amount	497,575	[1],[2]
Total Offset Amount	0
Net Fee	$ 497,575

[1]	Including such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices, not to exceed the Maximum Aggregate Offering Price of US$4,000,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrants, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.
[2]	Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement will include US$750,000,000 in maximum aggregate offering price of unsold securities that were previously registered on the registration statement on Form F-3 (File Nos. 333-271248 and 333-271248-01), filed on April 14, 2023, as amended by Pre-Effective Amendment No. 1 filed on April 25, 2023 (the “Prior Registration Statement’’), for which the registrants paid a registration fee of US$440,800 (corresponding to a maximum aggregate offering price of US$4,000,000,000). In accordance with SEC rules, the registrants may continue to use the Prior Registration Statement to offer and sell any unsold securities during the grace period afforded by Rule 415(a)(5). On June 12, 2023, June 28, 2024 and February 27, 2025 the registrants sold US$1,500,000,000, US$1,000,000,000 and US$750,000,000, respectively, aggregate principal amount of debt securities pursuant to the Prior Registration Statement on Form F-3, reducing the amount of unsold securities from US$4,000,000,000 to US$750,000,000. The filing fee paid with respect to the unsold securities in the Prior Registration Statement is being used to pay a portion of the filing fee in connection with the filing of this registration statement. If the registrants sell any securities pursuant to the Prior Registration Statement after the date hereof and prior to the date of effectiveness of this registration statement, the registrants will file a pre-effective amendment to this registration statement to update the amount of unsold securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.